Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12—Commitments and Contingencies

(a) Legal Matters

The West appeal

Prior to the Oxford Acquisition, Oxford commenced a lawsuit on October 24, 2011 in the Common Pleas Court of Belmont County, Ohio against Mr. Barry West, a lessor under an Oxford oil and gas lease, to enforce its rights to access and drill a well pursuant to the lease during its initial 5-year primary term. The lessor counterclaimed, alleging, among other things, that the challenged Oxford lease constituted a lease in perpetuity and, accordingly, should be deemed void and contrary to public policy in the State of Ohio. On October 4, 2013, the Belmont County trial court granted a motion for summary judgment in favor of the lessor and ruled that the lease is a “no term” perpetual lease and, as such, is void as a matter of Ohio law.

The Company has appealed the trial court’s decision in the West case to the Ohio Court of Appeals for the Seventh Appellate District, arguing, among other things, that the Belmont County trial court erred in finding that the lease is a “no term” perpetual lease, by ruling that perpetual leases are void as a matter of Ohio law and by invalidating such leases. The Company cannot predict the outcome of this lawsuit or the amount of time and expense that will be required to resolve the lawsuit.

In addition, many of the Company’s other oil and gas leases in Ohio contain provisions identical or similar to those found in the challenged Oxford lease. Following the ruling of the trial court in the West case, three other lessors filed lawsuits, or amended existing complaints in pending lawsuits, that remain outstanding against the Company to make allegations similar to those made by the lessor West lawsuit. These three lawsuits, together with the West case, affect approximately 230 gross (230 net) leasehold acres and were capitalized on our balance sheet as of September 30, 2014 at $1.7 million.

The Company has undertaken efforts to amend the other leases acquired within the Utica Core Area in the Oxford Acquisition to address the issues raised by the trial court’s ruling in the West case. These efforts have resulted in modifications to leases covering approximately 31,040 net acres out of the approximately 46,549 net acres. The Company’s offer may require modification to address the issues raised by the trial court while the Company’s appeal is pending; however, the Company cannot predict whether the Company will be able to obtain modifications of the leases covering the remaining 15,509 net acres to effectively resolve issues related to the West trial court’s ruling or the amount of time and expense that will be required to amend these leases.

In light of the foregoing, if the appeals court affirms the trial court ruling in the West case, and if other courts in Ohio adopt a similar interpretation of the provisions in other oil and gas leases the Company acquired in the Oxford Acquisition, other lessors may challenge the validity of such leases and those challenged leases may be declared void. Consequently, this could result in a loss of the mineral rights and an impairment of the related assets which could have a material adverse impact on the Company’s financial statements. These costs could potentially be impaired if it was determined that the West lawsuit leases are invalid. Other than this potential impairment, the Company is not able to estimate the range of other potential losses related to this matter.

On September 26, 2014, the Ohio Court of Appeals for the Seventh Appellate District, the same appellate court that will decide the Company’s appeal in the West case, issued its decision in the case of Clyde Hupp et al. v. Beck Energy Corporation, an appeal of a Monroe County trial court decision upon which the trial court in West based its decision. The appellate court held that while Ohio law disfavors perpetual leases, courts in Ohio have not found them to be per se illegal or void from their inception. The appellate court further held that the trial court misinterpreted both the pertinent lease provisions and Ohio law on the subject and erred in concluding that the Beck Energy lease is a no-term, perpetual lease that is void ab initio as against public policy. On November 7, 2014, the plaintiff landowners filed an appeal of the appellate court’s decision with the Supreme Court of Ohio. We are unable to determine at this time whether the Supreme Court of the State of Ohio will agree to accept the appeal.

The Company believes that there are strong grounds for appeal of the West decision, and therefore, the Company intends to pursue all available appellate rights, and to vigorously defend against the claims in this lawsuit. Based on the merits of the Company’s appeal and the favorable holdings in the Hupp v. Beck Energy appellate decision described above, the Company believes that it is not probable that trial court’s decision in West will be upheld in the appeal or that the Company will incur a material loss in the lawsuit. The Company has not recorded an accrual for the potential losses attributable to this lawsuit.

Other Matters

From time to time, the Company may be a party to legal proceedings arising in the ordinary course of business. Management does not believe that a material loss is probable as a result of such proceedings.

(b) Environmental Matters

The Company is subject to numerous laws and regulations governing the discharge of materials into the environment or otherwise relating to environmental protection. To the extent laws are enacted or other governmental action is taken that restricts drilling or imposes environmental protection requirements that result in increased costs to the oil and natural gas industry in general, the business and prospects of the Company could be adversely affected.

(c) Leases

The development of the Company’s oil and natural gas properties under their related leases will require a significant amount of capital. The timing of those expenditures will be determined by the lease provisions, the term of the lease and other factors associated with unproved leasehold acreage. To the extent that the Company is not the operator of oil and natural gas properties that it owns an interest in, the timing, and to some degree the amount, of capital expenditures will be controlled by the operator of such properties.

The Company leases office space under operating leases that expire between the years 2015—2018. Rent expense related to the lease agreements for the three months ended September 30, 2014 and 2013 was $0.1 million and $0.0 million, respectively; and for the nine months ended September 30, 2014 and 2013 was $0.2 million and $0.0 million, respectively.

Note 10—Commitments and Contingencies

(a) Legal Matters

West Matter

In October 2011, Oxford filed a lawsuit in the Common Pleas Court of Belmont County, Ohio against Barry M. West and other landowners holding an interest in property subject to an oil and gas lease held by Oxford (the “West lawsuit”). The lawsuit was filed after the defendant landowners prevented Oxford from drilling a well on the property subject to the oil and gas lease. Oxford brought claims for breach of contract, unjust enrichment, and promissory estoppel, and sought a declaratory judgment that Oxford had a valid and enforceable lease with the defendant landowners. The defendant landowners filed counterclaims for defective execution of the lease, fraud, bad faith, breach of the implied duty to develop, improper assignment of the lease, and a claim that the lease was void as a lease in perpetuity contrary to law and the public policies of the State of Ohio. Oxford filed a motion for summary judgment on July 15, 2013, and the defendant landowners filed their motion for summary judgment on August 26, 2013. On October 4, 2013, the trial court granted the defendant’s motion for summary judgment and held that the lease in question was “void ab initio” because the lease is a “no-term lease” and a “lease in perpetuity.” On October 8, 2013, the Partnership appealed the trial court’s judgment to the Seventh District Court of Appeals of the State of Ohio.

The judgment of the trial court has been stayed pending the outcome of this appeal. The Partnership believes that the trial court erred in finding that the lease in question was a perpetual lease, and that the judgment of the trial court that perpetual leases are “void ab initio” is not consistent with applicable Ohio law. However, since the ruling in the West lawsuit, adverse parties in other lawsuits in which the Partnership is involved have amended their complaints to make allegations similar to those made by the lessor in the West lawsuit, and the Partnership may be subject to additional lawsuits alleging that our leases are void. If the appeals court does affirm the court ruling and if other courts in Ohio adopt a similar interpretation of the language in our other leases with similar term language, such leases may also be determined to be void if the lessor challenges the validity of the lease. Consequently, this could result in a loss of the mineral rights and an impairment of the related assets which could have a material adverse impact on the Partnership’s financial statements.

The Partnership believes that there are strong grounds for appeal, and therefore, the Partnership intends to pursue all available appellate rights, and to vigorously defend against the claims in this lawsuit. Based on the merits of the appeal, the Partnership believes that it is not probable that trial court’s decision will be upheld in the appeal or that the Partnership will incur a material loss in the lawsuit, and accordingly, the Partnership has not recorded an accrual for the potential losses attributable to this lawsuit.

Other Matters

From time to time, the Partnership may be a party to legal proceedings arising in the ordinary course of business. Management does not believe that a material loss is probable as a result of such proceedings.

(b) Environmental Matters

The Partnership is subject to numerous laws and regulations governing the discharge of materials into the environment or otherwise relating to environmental protection. To the extent laws are enacted or other governmental action is taken that restricts drilling or imposes environmental protection requirements that result in increased costs to the oil and natural gas industry in general, the business and prospects of the Partnership could be adversely affected.

(c) Leases

The development of the Partnership’s oil and natural gas properties under their related leases will require a significant amount of capital. The timing of those expenditures will be determined by the lease provisions, the term of the lease and other factors associated with unproved leasehold acreage. To the extent that the Partnership is not the operator of oil and natural gas properties that it owns an interest in, the timing, and to some degree the amount, of capital expenditures will be controlled by the operator of such properties.

The Partnership entered into a lease agreement for office space for the corporate headquarters in April 2013 with a current term of five years, ending April 2018. This lease includes an option to cancel the lease if the landlord does not deliver additional space within one year. Rent expense related to the lease agreement for the year ended December 31, 2013 was $0.1 million. No rent expense was incurred for the year ended December 31, 2012.

The following is a schedule, by year, of the future minimum lease payments required under the lease agreement as of December 31, 2013 (in thousands), assuming the lease is not cancelled within one year:

2014	$173
2015	173
2016	173
2017	173
2018	58
Total minimum lease payments	$750